TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Disclosure of detailed information about other current liabilities [Table Text Block]

	December 31, 2022	December 31, 2021
Trade payables	$40,782	$41,827
Trade related accruals	30,312	30,621
Payroll and related benefits	31,797	28,162
Estimated Triggered Tax Adjustment and Working Capital Adjustment payable, net (Note 4)	—	12,570
NSR royalty liabilities (Notes 16(b)(c))	1,518	1,147
Environmental duty and net mineral sales proceeds tax	3,570	3,281
Other accrued liabilities	7,141	3,058
	$115,120	$120,666